Goodwill And Other Intangibles (Schedule Of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Indefinite-lived intangibles	$ 396,000	$ 298,000
Total definite-lived intangibles, net	2,441,928	1,233,760
Other intangibles, net	2,837,928	1,531,760
Weighted average life of finite lived intangible assets	14
Tradenames [Member]
Indefinite-lived intangibles	59,000	27,000
Tradenames [Member]
Tradenames	46,600	14,600
Less accumulated amortization	(1,778)	(486)
Total definite-lived intangibles, net	44,822	14,114
Weighted average life of finite lived intangible assets	15
In-Process Research And Development [Member]
Indefinite-lived intangibles	337,000	271,000
Service Contract [Member]
Service contract	12,166	13,424
Total definite-lived intangibles, net	12,166	13,424
Customer Relationships [Member]
Customer relationships	172,000
Less accumulated amortization	(421)
Total definite-lived intangibles, net	171,579
Weighted average life of finite lived intangible assets	16
Developed Technology [Member]
Developed technology	1,849,400	768,400
Less accumulated amortization	(55,209)	(14,614)
Total definite-lived intangibles, net	1,794,191	753,786
Weighted average life of finite lived intangible assets	16
Licenses [Member]
Licenses	640,466	638,142
Less accumulated amortization	(221,296)	(185,706)
Total definite-lived intangibles, net	$ 419,170	$ 452,436
Weighted average life of finite lived intangible assets	10